AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 30, 2012

SECURITIES ACT FILE NO. 333-180831

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

MANAGERS AMG FUNDS

(Exact Name of Registrant as Specified in Charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of Principal Executive Offices)

(800) 299-3500

(Registrant’s Telephone Number, Including Area Code)

Michael Ponder

Managers AMG Funds

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and Address of Agent for Service)

Copy to:

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. The filing is being made solely for the purpose of adding Exhibits 12(a) and 12(b) to the Registrant’s Registration Statement on Form N-14 (File No. 333-180831), as filed with the Commission on April 19, 2012, as amended May 18, 2012, and as supplemented May 23, 2012.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

PART A. INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Managers AMG Funds (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on April 19, 2012, as amended May 18, 2012, and as supplemented May 23, 2012 (File No. 333-180831).

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on April 19, 2012, as amended May 18, 2012, and as supplemented May 23, 2012 (File No. 333-180831).

PART C. OTHER INFORMATION

To the Registration Statement of Managers AMG Funds (the “Registrant” or the “Trust”)

Item 15. Indemnification.

Under Article VI of the Registrant’s Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office (“Disabling Conduct”); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund. The Registrant will maintain a liability insurance policy or policies under which (i) the disinterested Trustees and/or (ii) the Registrant and its Trustees and officers will be named insureds.

Reference is made to the Distribution Agreement with Managers Distributors, Inc., and any amendments thereto, attached as Exhibit e.1, Exhibit e.2 and Exhibit e.3, which is incorporated herein by reference, and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 16. Exhibits.

Exhibit No.	Description

1(a)	Master Trust Agreement dated June 18, 1999. (i)

1(b)	Amendment No. 1 to Master Trust Agreement. (ii)

1(c)	Amendment No. 2 to Master Trust Agreement. (ii)

1(d)	Amendment No. 3 to Master Trust Agreement. (iii)

1(e)	Amendment No. 4 to Master Trust Agreement. (iii)

1(f)	Amendment No. 5 to Master Trust Agreement. (iv)

1(g)	Amendment No. 6 to Master Trust Agreement. (v)

1(h)	Amendment No. 7 to Master Trust Agreement. (vii)

1(i)	Amendment No. 8 to Master Trust Agreement. (ix)

1(j)	Amendment No. 9 to Master Trust Agreement. (x)

1(k)	Amendment No. 10 to Master Trust Agreement (dated December 3, 2004). (xi)

1(l)	Amendment No. 10 [sic] to Master Trust Agreement (dated September 12, 2003). (xv)

1(m)	Amendment No. 11 [sic] to Master Trust Agreement. (xiii)

1(n)	Amendment No. 13 to Master Trust Agreement. (xv)

1(o)	Amendment No. 14 to Master Trust Agreement. (xv)

1(p)	Amendment No. 15 to Master Trust Agreement. (xv)

1(q)	Amendment No. 16 to Master Trust Agreement. (xvi)

1(r)	Amendment No. 17 to Master Trust Agreement. (xvii)

1(s)	Amendment No. 18 to Master Trust Agreement. (xx)

1(t)	Amendment No. 19 to Master Trust Agreement. (xxi)

1(u)	Amendment No. 20 to Master Trust Agreement. (xxv)

1(v)	Amendment No. 21 to Master Trust Agreement. (xxviii)

1(w)	Amendment No. 22 to Master Trust Agreement. (xxxi)

1(x)	Amendment No. 23 to Master Trust Agreement. (xxxii)

1(y)	Amendment No. 24 to Master Trust Agreement. (xxxvi)

2	Amended and Restated By-Laws of the Trust. (xxvi)

3	Not applicable.

4	Agreement and Plan of Reorganization between The Yacktman Funds, Inc. and Managers AMG Funds is incorporated by reference to Appendix A to the Proxy Statement/Prospectus filed herewith as Part A to this registration statement on
Form N-14.

5	Articles IV and V and Sections 6.1, 6.3, 6.5, 6.6, 7.1, 7.2, and 7.3 of the Master Trust Agreement dated June 18, 1999, incorporated by reference herein as Exhibit a.1. (i)

6(a)	Investment Management Agreement between the Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of October 19, 1999. (ii)

6(b)	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Systematic Value Fund. (xxiv)

6(c)	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (vii)

6(d)	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (ix)

6(e)	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Small/Micro Cap Growth Fund. (xv)

6(f)	Investment Advisory Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

6(g)	Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

6(h)	Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to Systematic Mid Cap Value Fund. (xvii)

6(i)	Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Mid Cap Value Fund. (xvii)

6(j)	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Skyline Special Equities Portfolio is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-146198 (filed September 20, 2007).

6(k)	Sub-Advisory Agreement between Managers and Skyline Asset Management, L.P. with respect to the Skyline Special Equities Portfolio dated January 23, 2009. (xxvi)

6(l)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers relating to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

6(m)	Form of Subadvisory Agreement between Managers and Gannett Welsh & Kotler, LLC relating to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

6(n)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

6(o)	Form of Letter Agreement to the Subadvisory Agreement between Managers and Gannett Welsh & Kotler, LLC with respect to the GW&K Municipal Bond Fund. (xxviii)

6(p)	Form of Subadvisory Agreement between Managers and The Renaissance Group LLC with respect to the Renaissance Large Cap Growth Fund. (xxviii)

6(q)	Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

6(r)	Subadvisory Agreement between Managers and Trilogy Global Advisors, LP with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

6(s)	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Yacktman Focused Fund and Yacktman Fund. (xxxvi)

6(t)	Form of Subadvisory Agreement between Managers and Yacktman Asset Management, LP with respect to Yacktman Focused Fund and Yacktman Fund. (xxxvi)

7(a)	Distribution Agreement between Managers Distributors, Inc. and the Registrant, on behalf of each of its series, dated December 4, 2009. (xxx)

7(b)	Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund. (xxxi)

7(c)	Form of Letter Agreement to the Amended and Restated Distribution Agreement between Managers Distributors, Inc. and the Registrant with respect to Yacktman Focused Fund and Yacktman Fund. (xxxvi)

8	Not applicable.

9(a)	Custodian Agreement between the Registrant and The Bank of New York, dated June 25, 2002. (xii)

9(b)	Foreign Custody Manager Agreement between the Registrant, on behalf of each of its series, and The Bank of New York. (xxxii)

9(c)	Interim Custody Agreement between the Registrant and U.S. Bank, N.A. with respect to Yacktman Focused Fund and Yacktman Fund. (xxxviii)

10(a)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated as of April 4, 2012. (xxxvi)

10(b)	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xxiv)

10(c)	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund, Essex Small/Micro Cap Growth Fund, Systematic Mid Cap Value Fund, GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, GW&K Municipal Bond Fund, Renaissance Large Cap Growth Fund, Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund, Trilogy International Small Cap Fund, Yacktman Focused Fund and Yacktman Fund. (xxxvi)

11	Opinion and Consent of Ropes & Gray LLP as to the legality of the securities being registered with respect to Yacktman Focused Fund and Yacktman Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-180831 (filed April 19, 2012).

12(a)	Opinion and Consent of Ropes & Gray LLP with respect to tax matters relating to the reorganization of The Yacktman Focused Fund and Yacktman Focused Fund is filed herewith.

12(b)	Opinion and Consent of Ropes & Gray LLP with respect to tax matters relating to the reorganization of The Yacktman Fund and Yacktman Fund is filed herewith.

13(a)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (xxxvii)

13(b)	Administration Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xi)

13(c)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (xxxvii)

13(d)	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc., which was formerly PFPC Inc.). (xiii)

13(e)	Amendment to Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated, January 1, 2008. (xxii)

13(f)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to each of Systematic Value Fund and Systematic Mid Cap Value Fund. (xxxiii)

13(g)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Essex Small/Micro Cap Growth Fund. (xxxiv)

13(h)	Expense Limitation Agreement between the Registrant and Managers with respect to Skyline Special Equities Portfolio. (xxxvii)

13(i)	Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to Skyline Special Equities Portfolio is incorporated by reference to an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, Registration Statement No. 333-146198 (filed October 23, 2007).

13(j)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Small Cap Equity Fund. (xxxvii)

13(k)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Municipal Enhanced Yield Fund. (xxxiii)

13(l)	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to the GW&K Small Cap Equity Fund (formerly, GW&K Multi-Cap Equity Fund) and GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

13(m)	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund (xxxvii)

13(n)	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to the Renaissance Large Cap Growth Fund. (xxxvii)

13(o)	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to the GW&K Municipal Bond Fund and the Renaissance Large Cap Growth Fund. (xxviii)

13(p)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Global Equity Fund. (xxxv)

13(q)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy Emerging Markets Equity Fund. (xxxv)

13(r)	Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Trilogy International Small Cap Fund. (xxxv)

13(s)	Form of Administration and Shareholder Servicing Agreement between the Registrant and Managers with respect to Yacktman Focused Fund and Yacktman Fund. (xxxvi)

13(t)	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Service Class shares of Yacktman Focused Fund. (xxxvi)

13(u)	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Service Class shares of Yacktman Fund. (xxxvi)

13(v)	Interim Fund Accounting Agreement between the Registrant and U.S. Bancorp Fund Services, LLC with respect to Yacktman Focused Fund and Yacktman Fund. (xxxviii)

13(w)	Interim Transfer Agency Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC with respect to Yacktman Focused Fund and Yacktman Fund. (xxxviii)

14(a)	Consent of Cohen Fund Audit Services, Ltd. is incorporated by reference to an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, Registration No. 333-180831 (filed May 18, 2012).

14(b)	Consent of PricewaterhouseCoopers LLP is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-180831 (filed April 19, 2012).

15	None.

16	Power of Attorney for the Trustees and Certain Officers of the Registrant is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-180831 (filed April 19, 2012).

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed August 6, 1999).

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 14, 2000).

(iv)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 20, 2001).

(v)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 5, 2001).

(vi)	Intentionally omitted.

(vii)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 17, 2002).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 30, 2002), under the same exhibit number.

(ix)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-095219 (filed April 11, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 31, 2003).

(xi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 10, 2004).

(xii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 23, 2004).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 1, 2005).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 29, 2005).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2006).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 28, 2006).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 20, 2006).

(xviii)	Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2007).

(xix)	Intentionally omitted.

(xx)	Filed as an exhibit to Post Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2007).

(xxi)	Filed as an exhibit to Post Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 21, 2007).

(xxii)	Filed as an exhibit to Post Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2008).

(xxiii)	Filed as an exhibit to Post Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2008).

(xxiv)	Filed as an exhibit to Post Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 26, 2008).

(xxv)	Filed as an exhibit to Post Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 29, 2008).

(xxvi)	Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2009).

(xxvii)	Filed as an exhibit to Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed May 28, 2009).

(xxviii)	Filed as an exhibit to Post Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 2, 2009).

(xxix)	Filed as an exhibit to Post Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed July 24, 2009).

(xxx)	Filed as an exhibit to Post Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2010).

(xxxi)	Filed as an exhibit to Post Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2011).

(xxxii)	Filed as an exhibit to Post Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2011).

(xxxiii)	Filed as an exhibit to Post Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 29, 2011).

(xxxiv)	Filed as an exhibit to Post Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2011).

(xxxv)	Filed as an exhibit to Post Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2012).

(xxxvi)	Filed as an exhibit to Post Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 19, 2012).

(xxxvii)	Filed as an exhibit to Post Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 27, 2012).

(xxxviii)	Filed as an exhibit to Post Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2012).

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 30 day of August, 2012.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Jack W. Aber* Jack W. Aber	Trustee	August 30, 2012

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	August 30, 2012

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	August 30, 2012

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	August 30, 2012

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	August 30, 2012

/s/ Eric Rakowski* Eric Rakowski	Trustee	August 30, 2012

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	August 30, 2012

/s/ Keitha L. Kinne Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	August 30, 2012

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	August 30, 2012

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Power of Attorney incorporated herein by reference
Date: August 30, 2012

EXHIBIT INDEX

Exhibit No.	Description

12(a)	Opinion and Consent of Ropes & Gray LLP with respect to tax matters relating to the reorganization of The Yacktman Focused Fund and Yacktman Focused Fund.

12(b)	Opinion and Consent of Ropes & Gray LLP with respect to tax matters relating to the reorganization of The Yacktman Fund and Yacktman Fund.